Schedule of Investments (unaudited)	iShares® MSCI Intl Value Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 2.5%
Aurizon Holdings Ltd.	360,713	$820,134
BHP Group Ltd.	535,670	15,897,332
BlueScope Steel Ltd.	129,223	1,717,595
Dexus	159,260	825,442
Fortescue Metals Group Ltd.	291,645	4,080,586
Mirvac Group	521,741	837,616
Origin Energy Ltd.	403,819	2,238,981
Rio Tinto Ltd.	58,244	4,368,569
Santos Ltd.	292,144	1,383,913
Sonic Healthcare Ltd.	77,803	1,834,046
South32 Ltd.	1,057,432	2,989,096
Stockland	645,600	1,913,801
Vicinity Ltd.	622,718	870,541
Woodside Energy Group Ltd.	141,556	3,211,951
		42,989,603
Austria — 0.3%
Erste Group Bank AG	82,154	2,987,054
OMV AG	32,457	1,535,954
voestalpine AG(a)	37,617	1,304,246
		5,827,254
Belgium — 1.0%
Ageas SA/NV	29,619	1,319,691
Anheuser-Busch InBev SA/NV	181,068	11,772,937
Solvay SA	11,358	1,363,171
UCB SA	23,924	2,223,918
		16,679,717
Canada — 3.0%
AltaGas Ltd.	70,093	1,226,117
Canadian Tire Corp. Ltd., Class A, NVS	9,258	1,213,650
CGI Inc.(b)	41,454	4,207,358
Empire Co. Ltd., Class A, NVS	44,347	1,190,791
Fairfax Financial Holdings Ltd.	4,388	3,066,434
George Weston Ltd.	12,938	1,737,226
iA Financial Corp. Inc.	14,124	947,716
Kinross Gold Corp.	227,240	1,145,550
Loblaw Companies Ltd.	27,727	2,607,854
Lundin Mining Corp.	123,096	940,358
Magna International Inc.	47,958	2,500,464
Manulife Financial Corp.	389,444	7,689,137
Metro Inc.	38,702	2,205,830
Nutrien Ltd.	52,882	3,668,583
Onex Corp.	11,495	529,338
Open Text Corp.	98,995	3,749,074
Power Corp. of Canada	75,021	2,009,456
Saputo Inc.	38,105	986,621
Teck Resources Ltd., Class B	132,282	6,161,802
Tourmaline Oil Corp.	27,827	1,250,197
West Fraser Timber Co. Ltd.	20,606	1,490,488
		50,524,044
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	1,751	3,129,374
AP Moller - Maersk A/S, Class B, NVS	2,930	5,296,126
Danske Bank A/S(b)	180,173	3,807,918
		12,233,418
Finland — 0.6%
Nokia OYJ	2,386,967	10,099,618
Security	Shares	Value
France — 11.7%
Alstom SA	64,149	$1,612,357
ArcelorMittal SA	274,167	7,788,985
Arkema SA	6,023	595,934
AXA SA	241,396	7,879,210
BNP Paribas SA	328,020	21,194,492
Bollore SE	127,351	860,302
Bouygues SA	66,209	2,424,523
Capgemini SE	33,528	6,114,077
Carrefour SA	248,130	5,161,255
Cie. de Saint-Gobain	147,905	8,562,916
Cie. Generale des Etablissements Michelin SCA	125,680	4,002,605
Credit Agricole SA	391,236	4,782,284
Danone SA	124,523	8,241,387
Dassault Aviation SA	4,808	939,569
Eiffage SA	19,724	2,347,626
Engie SA	775,271	12,407,660
Ipsen SA	9,122	1,106,181
Orange SA	498,527	6,488,785
Publicis Groupe SA	41,401	3,384,824
Renault SA(b)	102,529	3,808,230
Sanofi	314,402	33,882,565
Societe Generale SA	377,264	9,163,087
Thales SA	14,789	2,256,851
TotalEnergies SE	421,200	26,914,643
Valeo	36,965	721,803
Vinci SA	83,845	10,370,890
Vivendi SE	189,956	2,086,563
Worldline SA/France(b)(c)	60,047	2,612,207
		197,711,811
Germany — 8.6%
Aroundtown SA(a)	139,635	190,238
BASF SE	121,883	6,304,293
Bayer AG, Registered	387,519	25,574,814
Bayerische Motoren Werke AG	117,364	13,154,672
Commerzbank AG(b)	422,854	4,699,222
Continental AG	25,741	1,806,173
Covestro AG(b)(c)	33,111	1,452,594
Daimler Truck Holding AG(b)	111,948	3,699,093
Deutsche Bank AG, Registered	910,088	10,004,306
Deutsche Telekom AG, Registered	436,893	10,534,266
E.ON SE	264,300	3,496,093
Evonik Industries AG	32,670	713,071
Fresenius Medical Care AG & Co. KGaA(a)	84,108	4,081,253
Fresenius SE & Co. KGaA	202,144	5,856,914
HeidelbergCement AG	44,149	3,343,915
Henkel AG & Co. KGaA	26,924	1,991,144
Mercedes-Benz Group AG	242,825	18,936,952
Merck KGaA	19,111	3,427,917
RWE AG	106,628	4,999,386
Siemens AG, Registered	112,342	18,517,591
United Internet AG, Registered(d)	22,340	383,563
Volkswagen AG	10,551	1,771,436
		144,938,906
Hong Kong — 2.2%
BOC Hong Kong Holdings Ltd.	551,000	1,739,354
CK Asset Holdings Ltd.	954,000	5,641,118
CK Hutchison Holdings Ltd.	1,723,500	11,522,334
CK Infrastructure Holdings Ltd.	184,500	1,050,429
Hongkong Land Holdings Ltd.(a)	168,600	750,343

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Jardine Matheson Holdings Ltd.	77,800	$3,760,989
New World Development Co. Ltd.	279,000	744,059
Power Assets Holdings Ltd.	167,500	957,145
Sino Land Co. Ltd.	1,618,000	2,180,370
SITC International Holdings Co. Ltd.	519,000	959,985
Sun Hung Kai Properties Ltd.	221,000	3,077,045
Swire Pacific Ltd., Class A	134,500	1,067,678
WH Group Ltd.(c)	5,200,000	2,895,040
Xinyi Glass Holdings Ltd.	547,000	1,000,758
		37,346,647
Ireland — 0.1%
AIB Group PLC	112,473	483,699
Bank of Ireland Group PLC	113,580	1,174,748
		1,658,447
Israel — 0.7%
Bank Hapoalim BM	174,481	1,503,082
Bank Leumi Le-Israel BM	187,319	1,484,818
Check Point Software Technologies Ltd.(a)(b)	17,527	2,232,239
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	186,638	927,561
Teva Pharmaceutical Industries Ltd., ADR(b)	638,727	5,576,087
		11,723,791
Italy — 4.1%
Enel SpA	2,098,014	14,333,872
Eni SpA	441,831	6,674,925
Intesa Sanpaolo SpA	3,715,213	9,768,748
Mediobanca Banca di Credito Finanziario SpA	114,771	1,232,547
Nexi SpA(b)(c)	158,532	1,314,514
Stellantis NV	1,145,466	18,999,354
Telecom Italia SpA/Milano(a)(b)	4,237,934	1,246,430
UniCredit SpA	781,299	15,481,813
		69,052,203
Japan — 31.3%
AGC Inc.	68,900	2,568,927
Aisin Corp.	51,100	1,499,859
Asahi Group Holdings Ltd.	148,100	5,721,706
Asahi Kasei Corp.	256,400	1,810,994
Astellas Pharma Inc.	360,000	5,423,241
Bridgestone Corp.	94,900	3,811,026
Brother Industries Ltd.	135,400	2,126,489
Canon Inc.	510,400	12,156,373
Central Japan Railway Co.	33,300	4,122,496
Chiba Bank Ltd. (The)	130,400	851,515
Chubu Electric Power Co. Inc.	348,300	3,884,365
Concordia Financial Group Ltd.	300,500	1,140,205
Dai Nippon Printing Co. Ltd.	69,000	1,983,481
Dai-ichi Life Holdings Inc.	123,600	2,299,055
Daito Trust Construction Co. Ltd.	35,600	3,374,086
Daiwa House Industry Co. Ltd.	257,100	6,553,087
Daiwa House REIT Investment Corp.	308	655,322
Daiwa Securities Group Inc.	258,900	1,202,511
Denso Corp.	60,000	3,621,815
Dentsu Group Inc.	32,300	1,163,925
ENEOS Holdings Inc.	654,400	2,328,044
Fuji Electric Co. Ltd.	23,100	932,443
FUJIFILM Holdings Corp.	165,000	8,599,791
Fujitsu Ltd.	63,400	8,449,776
Hankyu Hanshin Holdings Inc.	41,800	1,305,050
Hirose Electric Co. Ltd.	7,400	998,695
Security	Shares	Value
Japan (continued)
Hitachi Construction Machinery Co. Ltd.	27,400	$675,187
Hitachi Ltd.	254,300	14,066,506
Honda Motor Co. Ltd.	547,000	14,508,093
Hulic Co. Ltd.	187,400	1,613,524
Ibiden Co. Ltd.	30,500	1,200,059
Idemitsu Kosan Co. Ltd.	42,100	896,437
Iida Group Holdings Co. Ltd.	48,800	867,629
Inpex Corp.	243,600	2,665,726
Isuzu Motors Ltd.	131,000	1,546,981
ITOCHU Corp.	365,300	12,118,776
Japan Post Bank Co. Ltd.	143,600	1,146,727
Japan Post Holdings Co. Ltd.	927,100	7,631,817
Japan Post Insurance Co. Ltd.	49,100	797,339
Japan Tobacco Inc.	438,900	9,443,754
JFE Holdings Inc.	212,200	2,510,389
Kajima Corp.	176,200	2,331,221
Kansai Electric Power Co. Inc. (The)	317,600	3,428,399
KDDI Corp.	219,600	6,855,502
Kirin Holdings Co. Ltd.	196,400	3,190,580
Koito Manufacturing Co. Ltd.	29,800	576,435
Komatsu Ltd.	208,800	5,192,828
Kubota Corp.	177,600	2,691,171
Kyocera Corp.	155,300	8,151,313
Lixil Corp.	65,300	1,027,889
Marubeni Corp.	705,700	10,016,134
Mazda Motor Corp.	218,300	1,975,502
MEIJI Holdings Co. Ltd.	66,000	1,592,561
MINEBEA MITSUMI Inc.	68,800	1,274,081
Mitsubishi Chemical Group Corp.	336,200	1,972,364
Mitsubishi Corp.	487,100	18,059,649
Mitsubishi Electric Corp.	492,200	6,102,729
Mitsubishi Estate Co. Ltd.	247,200	3,046,567
Mitsubishi HC Capital Inc.	154,000	799,373
Mitsubishi Heavy Industries Ltd.	86,900	3,295,268
Mitsubishi UFJ Financial Group Inc.	3,416,800	21,387,572
Mitsui & Co. Ltd.	584,800	18,256,700
Mitsui Chemicals Inc.	52,900	1,338,423
Mitsui OSK Lines Ltd.	161,600	4,006,162
Mizuho Financial Group Inc.	852,170	12,352,910
MS&AD Insurance Group Holdings Inc.	55,900	1,834,767
Murata Manufacturing Co. Ltd.	138,600	7,863,634
NEC Corp.	126,500	4,864,596
NGK Insulators Ltd.	77,200	969,001
Nippon Building Fund Inc.	377	1,580,842
Nippon Express Holdings Inc.	22,500	1,320,343
Nippon Steel Corp.	321,200	6,860,000
Nippon Telegraph & Telephone Corp.	204,100	6,227,903
Nippon Yusen KK	299,600	7,082,211
Nissan Motor Co. Ltd.	837,000	3,052,066
Nisshin Seifun Group Inc.	47,900	580,617
Nomura Holdings Inc.	867,500	3,109,901
NTT Data Corp.	141,000	1,915,223
Obayashi Corp.	247,600	2,064,184
Oji Holdings Corp.	241,900	950,594
Ono Pharmaceutical Co. Ltd.	71,300	1,435,632
ORIX Corp.	228,500	3,887,361
Osaka Gas Co. Ltd.	146,900	2,429,902
Otsuka Holdings Co. Ltd.	108,000	3,674,242
Panasonic Holdings Corp.	472,900	4,454,140
Renesas Electronics Corp.(b)	530,900	6,918,927

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Resona Holdings Inc.	627,000	$3,124,943
Ricoh Co. Ltd.	413,600	3,424,495
Rohm Co. Ltd.	35,600	2,680,258
SBI Holdings Inc.	43,100	841,776
SCSK Corp.	32,500	490,679
Secom Co. Ltd.	29,900	1,914,616
Seiko Epson Corp.	164,900	2,521,937
Sekisui Chemical Co. Ltd.	63,400	902,337
Sekisui House Ltd.	126,100	2,592,445
Seven & i Holdings Co. Ltd.	196,600	8,909,409
Shimizu Corp.	210,400	1,284,914
Shionogi & Co. Ltd.	52,400	2,345,662
Shizuoka Financial Group Inc., NVS	123,800	933,161
SoftBank Group Corp.	220,900	8,284,283
Subaru Corp.	156,500	2,554,364
SUMCO Corp.	155,300	2,138,738
Sumitomo Chemical Co. Ltd.	423,000	1,429,410
Sumitomo Corp.	491,000	8,800,122
Sumitomo Electric Industries Ltd.	182,100	2,324,007
Sumitomo Metal Mining Co. Ltd.	49,500	1,826,980
Sumitomo Mitsui Financial Group Inc.	443,800	18,139,713
Sumitomo Mitsui Trust Holdings Inc.	93,300	3,363,250
Suntory Beverage & Food Ltd.	28,900	1,087,951
Suzuki Motor Corp.	64,200	2,238,554
T&D Holdings Inc.	60,200	737,230
Taisei Corp.	61,700	2,098,473
Takeda Pharmaceutical Co. Ltd.	421,700	13,983,207
TDK Corp.	179,000	6,153,823
Tokyo Electric Power Co. Holdings Inc.(b)	1,122,200	4,023,551
Tokyo Gas Co. Ltd.	122,900	2,517,364
Toppan Inc.	94,500	2,008,952
Toray Industries Inc.	258,300	1,463,863
Toshiba Corp.	67,400	2,171,613
Tosoh Corp.	70,200	937,892
Toyota Industries Corp.	45,600	2,650,176
Toyota Motor Corp.	2,066,200	28,368,975
Toyota Tsusho Corp.	70,300	2,922,180
Yamaha Motor Co. Ltd.	69,500	1,802,221
Yamato Holdings Co. Ltd.	43,700	750,661
Yokogawa Electric Corp.	53,500	868,882
		529,883,707
Netherlands — 2.4%
ABN AMRO Bank NV, CVA(c)	111,835	1,792,408
Aegon NV	643,121	2,934,384
AerCap Holdings NV(b)	34,014	1,917,029
EXOR NV, NVS(b)	19,165	1,577,262
ING Groep NV(b)	812,190	10,073,014
JDE Peet’s NV	26,321	800,486
Koninklijke Ahold Delhaize NV	308,635	10,612,306
Koninklijke Philips NV	264,057	5,574,774
NN Group NV	80,706	3,009,556
OCI NV	12,325	324,768
Randstad NV	21,834	1,186,367
		39,802,354
Norway — 0.4%
Adevinta ASA(b)	33,847	260,722
Equinor ASA	93,167	2,682,372
Norsk Hydro ASA	204,433	1,504,435
Orkla ASA	157,951	1,135,317
Security	Shares	Value
Norway (continued)
Yara International ASA	25,476	$1,025,889
		6,608,735
Singapore — 0.6%
CapitaLand Ascott Trust	28,289	22,968
Capitaland Investment Ltd/Singapore	496,300	1,389,255
City Developments Ltd.	58,700	307,077
Jardine Cycle & Carriage Ltd.	13,300	338,734
Keppel Corp. Ltd.(a)	351,300	1,631,221
Sembcorp Marine Ltd.(b)	6,411,183	597,924
Singapore Airlines Ltd.(a)	165,600	728,356
Singapore Telecommunications Ltd.	971,500	1,861,735
UOL Group Ltd.	82,400	429,870
Venture Corp. Ltd.	94,800	1,211,142
Wilmar International Ltd.	803,100	2,372,129
		10,890,411
Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	55,442	1,906,228
Banco Bilbao Vizcaya Argentaria SA	1,561,424	11,431,160
Banco Santander SA	5,987,079	21,033,068
CaixaBank SA	881,768	3,263,958
Grifols SA(b)	74,953	771,537
Repsol SA	307,360	4,515,026
Telefonica SA	1,040,345	4,725,444
		47,646,421
Sweden — 1.2%
Boliden AB	34,617	1,237,103
Electrolux AB, Class B	26,806	404,371
Industrivarden AB, Class A	13,229	378,523
Securitas AB, Class B	84,654	758,778
Skanska AB, Class B	62,054	1,014,984
SKF AB, Class B	77,882	1,410,572
Swedbank AB, Class A	106,737	1,854,708
Telefonaktiebolaget LM Ericsson, Class B	1,126,111	6,200,021
Telia Co. AB	296,707	826,083
Volvo AB, Class B	257,253	5,289,302
		19,374,445
Switzerland — 5.8%
Adecco Group AG, Registered	36,333	1,249,730
Coca-Cola HBC AG, Class DI	28,668	875,139
Credit Suisse Group AG, Registered(a)(b)	1,111,996	1,000,625
Holcim AG	81,660	5,395,498
Novartis AG, Registered	437,167	44,719,504
Roche Holding AG, NVS	80,856	25,319,259
Siemens Energy AG(b)	108,223	2,656,236
STMicroelectronics NV	152,996	6,544,723
UBS Group AG, Registered	526,001	10,705,470
		98,466,184
United Kingdom — 17.4%
3i Group PLC	219,801	4,890,361
abrdn PLC	298,451	799,768
Anglo American PLC	262,959	8,102,862
Associated British Foods PLC	123,903	3,052,793
Aviva PLC	535,005	2,848,549
BAE Systems PLC	507,987	6,471,745
Barclays PLC	6,751,196	13,599,685
Barratt Developments PLC	303,928	1,912,136
Berkeley Group Holdings PLC	18,894	1,057,349
BP PLC	2,731,547	18,325,934
British American Tobacco PLC	1,086,399	40,137,875

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
BT Group PLC	2,125,621	$4,245,485
CNH Industrial NV	184,984	2,603,065
Coca-Cola Europacific Partners PLC	36,099	2,327,303
DCC PLC	18,305	1,138,881
Glencore PLC	2,100,833	12,400,449
GSK PLC	750,654	13,536,669
Haleon PLC	1,003,520	4,412,175
Hikma Pharmaceuticals PLC	43,239	1,001,448
HSBC Holdings PLC	4,682,765	33,750,309
Imperial Brands PLC	394,519	9,765,956
Informa PLC	175,853	1,598,693
J Sainsbury PLC	1,081,084	3,756,772
Kingfisher PLC	516,328	1,673,469
Lloyds Banking Group PLC	19,039,320	11,566,780
M&G PLC	352,446	910,909
Melrose Industries PLC	32	165
NatWest Group PLC, NVS	1,456,596	4,798,169
Pearson PLC	76,910	855,684
Persimmon PLC	64,729	1,071,245
Phoenix Group Holdings PLC	112,424	837,621
Rio Tinto PLC	207,441	13,187,514
Shell PLC	1,122,343	34,487,529
Smith & Nephew PLC	138,914	2,287,880
Standard Chartered PLC	1,016,943	8,057,374
Taylor Wimpey PLC	946,869	1,528,120
Tesco PLC	2,650,487	9,370,670
Vodafone Group PLC	7,610,745	9,141,458
WPP PLC	188,338	2,194,970
		293,705,819
Total Common Stocks — 97.4%
(Cost: $1,597,265,829)		1,647,163,535

Preferred Stocks
Germany — 1.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	23,380	2,485,171
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	40,076	$3,240,086
Porsche Automobil Holding SE, Preference Shares, NVS	73,558	4,096,978
Volkswagen AG, Preference Shares, NVS	82,863	11,314,922
		21,137,157
Total Preferred Stocks — 1.3%
(Cost: $26,739,163)		21,137,157
Total Long-Term Investments — 98.7%
(Cost: $1,624,004,992)		1,668,300,692

Short-Term Securities

Money Market Funds — 0.3%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	4,635,446	4,636,837

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	410,000	410,000
Total Short-Term Securities — 0.3%
(Cost: $5,046,399)		5,046,837
Total Investments — 99.0%
(Cost: $1,629,051,391)		1,673,347,529
Other Assets Less Liabilities — 1.0%		17,362,291
Net Assets — 100.0%		$1,690,709,820

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,831,962	$1,804,908	(a)	$—	$(532)	$499	$4,636,837	4,635,446	$39,784	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	80,000	(a)	—	—	—	410,000	410,000	16,708		—
					$(532)	$499	$5,046,837		$56,492		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	44	06/08/23	$6,668	$205,046
Euro STOXX 50 Index	163	06/16/23	7,772	222,165
FTSE 100 Index	80	06/16/23	7,905	175,243
				$602,454

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$63,377,188	$1,583,786,347	$—	$1,647,163,535
Preferred Stocks	—	21,137,157	—	21,137,157
Short-Term Securities
Money Market Funds	5,046,837	—	—	5,046,837
	$68,424,025	$1,604,923,504	$—	$1,673,347,529
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$602,454	$—	$602,454

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust